Fair Value Measurements - Financial Instruments Measured at Fair Value on Recurring Basis (Detail) (Recurring [Member], USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities, fair value		$ 495,000
Conversion of preferred stock warrant liability [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities, fair value		474,000
Conversion of preferred stock call option liability [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities, fair value		21,000	433,000
Money market funds [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets, fair value	175,083,000	12,761,000	110,000
Level 1 [Member] | Money market funds [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets, fair value	175,083,000	12,761,000	110,000
Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities, fair value		495,000
Level 3 [Member] | Conversion of preferred stock warrant liability [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities, fair value		474,000
Level 3 [Member] | Conversion of preferred stock call option liability [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities, fair value		$ 21,000	$ 433,000